INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 9,132	$ 8,792	$ 16,338	$ 17,949
Cost of revenues	6,765	6,892	12,827	14,246
Gross profit	2,367	1,900	3,511	3,703
Operating expenses:
Research and development expenses (income), net	10	(4)	10	(2)
Selling, general and administrative	1,413	1,095	2,421	2,284
Operating income	944	809	1,080	1,421
Finance income (expenses), net	(84)	(83)	20	(139)
Other expenses, net	0	0	(3)	0
Income before income taxes	860	726	1,097	1,282
Taxes on income	35	22	50	38
Net income	825	704	1,047	1,244
Other comprehensive income (loss):
Foreign currency translation adjustments	337	169	(178)	0
Total comprehensive income	$ 1,162	$ 873	$ 869	$ 1,244
Basic and diluted income per ordinary share attributable to Eltek Ltd. shareholders	$ 0.14	$ 0.16	$ 0.18	$ 0.28